Investment in Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,803,396	¥ 1,692,862
Accumulated depreciation	(431,329)	(404,818)
Net	1,372,067	1,288,044
Accrued rental receivables	23,466	21,954
Investment in Operating Leases	1,395,533	1,309,998
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	752,020	624,567
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	216,026	191,313
Real Estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	817,330	858,413
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 18,020	¥ 18,569